Related party transactions - Material related party transactions (Details) - Related party - Dasheng Holding (HK) Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	$ 2,853	$ 4,077
Agent services provided
Related party transactions
Amount of related party transaction	134	142	$ 92
Product development labor service received
Related party transactions
Amount of related party transaction	612	882	505
Internet service received
Related party transactions
Amount of related party transaction	$ 272	$ 183	$ 56